Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 197,455,935.36
Previously Paid Amount	0.00
Total Fee Amount	27,268.66
Total Offset Amount	0.00
Net Fee	$ 27,268.66